Application Of New and Revised International Financial Reporting Standards ("IFRS") (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease right-of-use assets	£ 51,134
Finance lease liabilities	53,365		£ 21
Current prepayments	6,779		5,734
Current lease liabilities	11,132		21	[1]
Accruals	(42,134)		(33,326)
Non-current lease liabilities	£ (42,233)		0
Operating lease commitments			58,473
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease right-of-use assets		£ 40,222
Finance lease liabilities		40,194	40,173
Current prepayments		4,953	5,734
Current lease liabilities		8,646	21
Accruals		(32,594)	£ (33,326)
Non-current lease liabilities		(31,548)
Weighted average incremental borrowing rate			2.75%
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease right-of-use assets			£ 40,222
Finance lease liabilities		40,173
Current prepayments			(781)
Current lease liabilities			(8,625)
Accruals			(732)
Non-current lease liabilities			31,548
Operating lease commitments			£ 58,473
Increase (decrease) due to changes in accounting policy required by IFRSs | Effect of discounting under the specific incremental borrowing rate
Disclosure of initial application of standards or interpretations [line items]
Finance lease liabilities		(3,937)
Increase (decrease) due to changes in accounting policy required by IFRSs | Adjustment as a result of different treatment of extension options
Disclosure of initial application of standards or interpretations [line items]
Finance lease liabilities		5,417
Increase (decrease) due to changes in accounting policy required by IFRSs | Short-term leases recognised as an expense on a straight-line basis
Disclosure of initial application of standards or interpretations [line items]
Finance lease liabilities		(435)
Increase (decrease) due to changes in accounting policy required by IFRSs | Adjustment for leases contracted but not yet commenced
Disclosure of initial application of standards or interpretations [line items]
Finance lease liabilities		(10,142)
Increase (decrease) due to changes in accounting policy required by IFRSs | Adjustment for service charges included in operating lease commitments, not included in lease liability under IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Finance lease liabilities		£ (9,203)

[1]	(1) See note 3C for additional details